Prepaid Expenses	12 Months Ended
Oct. 31, 2012
Prepaid Expenses [Abstract]
Prepaid Expenses
Note 4 - Prepaid Expenses

The Company periodically pays for services supporting its business operations with shares of its common stock. When these services are provided by related parties (i.e. non-employees) and performance extends over more than the current reporting period, a prepaid asset is established at the agreement date for the value of shares issued. The prepaid asset is established in the same period and manner as if cash were paid for the underlying goods or services, pursuant to FASB ASC 505-50-25-4 and 25-6.

Amounts are expensed on a straight line basis (and the prepaid asset reduced) over the periods the services are provided. The prepaid expense balance includes $0 and $5,431 at October 31, 2012 and October 31, 2011 respectively for share based payments to non-employees for services. The share based payment is being amortized over a three year period, starting in January 2009.  For the years ended October 31, 2012 and 2011, the Company recognized expense of $5,431 and $166,671, respectively related to this share based payment which is recorded in “Consulting Expenses.”  See Note 8 for a complete discussion of the share valuation and accounting for share based payments to non-employees in exchange for services and a detailed listing of the transaction amounts.